UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08390
Investment Company Act File Number

Cash Management Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Cash Management Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 35.4%

Principal
Amount
(000’s omitted)	$Security	Value
Agriculture — 3.6%
16,000	Cargill, Inc., 0.15%, 2/1/10(1)	$16,000,000
14,000	Cargill, Inc., 0.15%, 2/5/10(1)	13,999,767

		$29,999,767

Banks and Money Services — 22.7%
$25,000	Bank of America Corp., 0.13%, 2/3/10	$24,999,819
25,000	Bank of Nova Scotia, 0.15%, 2/2/10	24,999,896
25,000	BNP Paribas Finance, Inc., 0.15%, 2/10/10	24,999,062
50,000	HSBC Finance Corp., 0.15%, 2/4/10	49,999,375
30,000	JPMorgan Chase & Co., 0.10%, 2/10/10	29,999,250
20,000	Nordea North America, Inc., 0.145%, 2/5/10	19,999,678
13,000	Rabobank Nederland NV, 0.23%, 2/8/10	12,999,419

		$187,996,499

Beverages — 3.0%
$25,000	Coca-Cola Co., 0.13%, 2/4/10(1)	$24,999,729

		$24,999,729

Foods — 6.1%
$25,000	Nestle Capital Corp., 0.105%, 2/1/10(1)	$25,000,000
25,000	Nestle Capital Corp., 0.12%, 2/3/10(1)	24,999,833

		$49,999,833

Total Commercial Paper (amortized cost $292,995,828)		$292,995,828

Corporate Bonds & Notes — 1.9%

Principal
Amount
(000’s omitted)	Security	Value
Household Products — 1.9%
$5,000	Procter & Gamble Co., 0.285%, 5/7/10(2)	$5,000,000
11,000	Procter & Gamble Co., MTN, 0.525%, 2/8/10(2)	11,000,839

		$16,000,839

Total Corporate Bonds & Notes (amortized cost $16,000,839)		$16,000,839

U.S. Government Agency Obligations — 47.6%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Bank:
$100,000	Discount Note, 0.07%, 2/3/10	$99,999,611
222,008	Discount Note, 0.05%, 2/12/10	222,004,608
2,500	Discount Note, 0.13%, 4/23/10	2,499,297

		$324,503,516

	Federal Home Loan Mortgage Corp.:
$2,720	Discount Note, 0.08%, 3/3/10	$2,719,819
8,600	Discount Note, 0.10%, 3/29/10	8,598,662

1

Principal
Amount
(000’s omitted)	$Security	Value
$2,500	Discount Note, 0.125%, 4/26/10	$2,499,271
50,000	Discount Note, 0.205%, 6/14/10	49,962,132
2,500	Discount Note, 0.19%, 8/17/10	2,497,401
2,500	Discount Note, 0.21%, 9/1/10	2,496,908

		$68,774,193

Total U.S. Government Agency Obligations (amortized cost $393,277,709)		$393,277,709

U.S. Treasury Obligations — 9.1%

Principal
Amount
(000’s omitted)	Security	Value
$75,000	U.S. Treasury Bill, 0.175%, 8/26/10	$74,924,896

Total U.S. Treasury Obligations (amortized cost $74,924,896)		$74,924,896

Time Deposits — 6.0%

Principal
Amount
(000’s omitted)	Security	Value
$13,606	BNP Paribas, 0.11%, 2/1/10	$13,606,000
36,000	Societe Generale, Inc., 0.13%, 2/1/10	36,000,000

Total Time Deposits (amortized cost $49,606,000)		$49,606,000

Total Investments — 100.0% (amortized cost $826,805,272)(3)		$826,805,272

Other Assets, Less Liabilities — 0.0%		$(221,601)

Net Assets — 100.0%		$826,583,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

(1)		A security which has been issued under Section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(3)		Cost for federal income taxes is the same.

2

The Portfolio did not have any open financial instruments at January 31, 2010.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Assets Descriptions	(Level 1)	(Level 2)	(Level 3)	Total

Commercial Paper	$—	$292,995,828	$—	$292,995,828
Corporate Bonds & Notes	—	16,000,839	—	16,000,839
U.S. Government Agency Obligations	—	393,277,709	—	393,277,709
U.S. Treasury Obligations	—	74,924,896	—	74,924,896
Time Deposits	—	49,606,000	—	49,606,000

Total	$—	$826,805,272	$—	$826,805,272

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on February 26, 2010, the Portfolio made a pro rata distribution of its cash and securities to interestholders in a complete liquidation.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Thomas H. Luster

Thomas H. Luster
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster

Thomas H. Luster
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010